STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 7,314,332	$ (3,254)	$ (20,426)	$ (399,918)
Adjustment to reconcile net loss to net cash provided by (used in) operations:
Depreciation	7,090	0
Non-controlling interest	(27,038)
Stock issued for services			254,000	351,000
Change in assets and liabilities
Accounts receivable	(3,084)		(101,683)	0
Unbilled receivables	(7,963,155)
Investment tax credits	(1,331,000)
Inventory	(3,000)
Other assets	(5,075,010)
Accrued project costs	7,161,617
Credit card payables	1,697
Other accrued expenses	(27,012)	2,894
Accounts payable and accruals		(135)	(32,677)	(2,544)
Accrued interest			0	(244)
Net cash provided by (used in) operating activities	57,063	(495)	99,214	(51,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(37,000)
Net cash (used in) investing activities	(37,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	5,469
Issuance of common stock for acquisition			0	44,500
Proceeds (repayment) of notes payable			(3,987)	2,617
Proceeds from stock sale			0	5,000
Net cash provided by financing activities	5,469	0	(3,987)	52,117
Net change in cash and cash equivalents	25,532	(495)	95,227	411
Cash and cash equivalents, Beginning of year	95,815	588	588	177
Cash and cash equivalents, End of year	121,347	93	95,815	588
Supplemental cash flow information
Cash paid for interest	0	0	8,620	11,844
Cash paid for taxes	$ 0	$ 0	$ 0	$ 0